Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Finished goods	$ 53,957	$ 39,988
Work in process	70,388	60,227
Raw materials	52,994	16,424
Supplies	60	32
Inventory, Net	$ 177,399	$ 116,671